Restructuring and Restructuring Related Charges (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Summary Of Restructuring-Related Costs	The following table presents information associated with this Plan:

	Total Amount Incurred to Date	Total Incurred Full Year 2020	Total Incurred Full Year 2019	Total Incurred Full Year 2018
2018 Restructuring Plan
Restructuring and restructuring-related	$21.7	$1.4	$2.6	$17.7
Impairment costs associated with this plan	13.2	.5	7.6	5.1
	$34.9	$1.9	$10.2	$22.8
Amount of total that represents cash charges	$15.9	$1.0	$8.0	$6.9

The table below presents all restructuring and restructuring-related activity for the periods presented:

	Year Ended December 31
	2020	2019	2018
Charged to other (income) expense, net:
Severance and other restructuring costs	$7.6	$8.1	$7.8
Charged to cost of goods sold:
Inventory obsolescence (recovery) and other	.3	(5.3)	11.0
Total restructuring and restructuring-related costs	$7.9	$2.8	$18.8
Amount of total that represents cash charges	$7.6	$8.1	$7.8

    Restructuring and restructuring-related charges by segment were as follows:

	Year Ended December 31
	2020	2019	2018
Bedding Products	$2.6	$1.2	$12.6
Specialized Products	3.9	—	—
Furniture, Flooring & Textile Products	1.4	1.6	6.2
Total	$7.9	$2.8	$18.8

Schedule of Accrued Liability
The accrued liability associated with our total restructuring initiatives consisted of the following:

	Balance at December 31, 2018	Add: 2019 Charges	Less: 2019 Payments	Balance at December 31, 2019	Add: 2020 Charges	Less: 2020 Payments	Balance at December 31, 2020
Termination benefits	$6.6	$4.7	$7.8	$3.5	$7.0	$7.1	$3.4
Contract termination costs	—	.4	.4	—	.2	—	.2
Other restructuring costs	.6	3.0	2.9	.7	.4	.6	.5
	$7.2	$8.1	$11.1	$4.2	$7.6	$7.7	$4.1